UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      February 11, 2004

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: $938,921,617

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

      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104       1,167,657       94,090 N       X                         94,090
 American International Gro COMMON 026874107      21,541,000      325,000 N       X                        325,000
 Alkermes, Inc.             COMMON 01642T108       4,590,000      340,000 N       X                        340,000
 Applied Materials, Inc.    COMMON 038222105       4,488,000      200,000 N       X                        200,000
 Annuity and Life Re (Holdi COMMON G03910109       1,380,000    1,000,000 N       X                      1,000,000
 ASM International N.V.     COMMON N07045102       5,060,000      250,000 N       X                        250,000
 Bank of America Corporatio COMMON 060505104       8,043,000      100,000 N       X                        100,000
 Baxter International Inc.  COMMON 071813109      27,468,000      900,000 N       X                        900,000
 Bancroft Convertible Fund  COMMON 059695106         390,400       20,877 N       X                         20,877
 Biogen Idec Inc.           COMMON 09062X103      10,092,500      275,000 N       X                        275,000
 Bristol-Myers Squibb Compa COMMON 110122108       8,580,000      300,000 N       X                        300,000
 Berkshire Hathaway Inc.    COMMON 084670108      25,275,000          300 N       X                            300
 Brooks Automation, Inc.    COMMON 114340102      11,668,210      491,500 N       X                        491,500
 Coca-Cola Enterprises Inc. COMMON 191219104       6,014,250      275,000 N       X                        275,000
 Central Securities Corpora COMMON 155123102       2,361,406      113,040 N       X                        113,040
 CIENA Corporation          COMMON 171779101       3,608,000      550,000 N       X                        550,000
 Costco Wholesale Corporati COMMON 22160K105      26,026,000      700,000 N       X                        700,000
 Cox Communications, Inc. - COMMON 224044107      21,359,000      620,000 N       X                        620,000
 Cisco Systems, Inc.        COMMON 17275R102      21,807,000      900,000 N       X                        900,000
 CEMEX, S.A. de C.V.        COMMON 151290889      12,143,700      463,500 N       X                        463,500
 Genentech, Inc.            COMMON 368710406      29,474,550      315,000 N       X                        315,000
 Devon Energy Corporation   COMMON 25179M103      37,219,000      650,000 N       X                        650,000
 EMC Corporation            COMMON 268648102       3,876,000      300,000 N       X                        300,000
 EMCORE Corporation         COMMON 290846104         927,870      197,000 N       X                        197,000
 Ethan Allen Interiors Inc. COMMON 297602104      11,517,000      275,000 N       X                        275,000
 FleetBoston Financial      COMMON 339030108       6,547,500      150,000 N       X                        150,000
 Golden West Financial      COMMON 381317106      34,568,650      335,000 N       X                        335,000
 Genaera Corporation        COMMON 36867G100         882,900      270,000 N       X                        270,000
 Genta Incorporated         COMMON 37245M207       3,911,250      375,000 N       X                        375,000
 Halliburton Company        COMMON 406216101      16,900,000      650,000 N       X                        650,000
 The Home Depot, Inc.       COMMON 437076102      68,140,800    1,920,000 N       X                      1,920,000
 Health Net, Inc.           COMMON 42222G108      22,726,500      695,000 N       X                        695,000
 John Hancock Financial Ser COMMON 41014S106      12,375,000      330,000 N       X                        330,000
 Juniper Networks, Inc.     COMMON 48203R104       8,406,000      450,000 N       X                        450,000
 Medtronic, Inc.            COMMON 585055106      21,874,500      450,000 N       X                        450,000
 MedImmune, Inc.            COMMON 584699102      11,547,900      455,000 N       X                        455,000
 MedImmune Vaccines, Inc. 5 CONV C 053762AD2      10,250,000   10,000,000 N       X                     10,000,000
 MetLife, Inc.              COMMON 59156R108      14,646,450      435,000 N       X                        435,000
 MFA Mortgage Investments,  COMMON 55272X102       5,606,250      575,000 N       X                        575,000
 Millennium Pharmaceuticals COMMON 599902103       2,238,000      120,000 N       X                        120,000
 Molex Incorporated Class A COMMON 608554200      20,297,175      692,500 N       X                        692,500
 M&T Bank Corporation       COMMON 55261F104      30,473,000      310,000 N       X                        310,000
 Annaly Mortgage Management COMMON 035710409      15,180,000      825,000 N       X                        825,000
 Newell Rubbermaid Inc.     COMMON 651229106       2,846,250      125,000 N       X                        125,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103         967,500       30,000 N       X                         30,000
 PepsiCo, Inc.              COMMON 713448108       6,993,000      150,000 N       X                        150,000
 Pfizer Inc                 COMMON 717081103      46,812,250    1,325,000 N       X                      1,325,000
 PartnerRe Ltd.             COMMON G6852T105      29,025,000      500,000 N       X                        500,000
 Everest Re Group, Ltd.     COMMON G3223R108      54,990,000      650,000 N       X                        650,000
 Reinsurance Group of Ameri COMMON 759351109      16,426,250      425,000 N       X                        425,000
 Republic Services, Inc.    COMMON 760759100      30,115,250    1,175,000 N       X                      1,175,000
 Royce Value Trust          COMMON 780910105       1,638,988       94,794 N       X                         94,794
 SunTrust Banks, Inc.       COMMON 867914103      14,657,500      205,000 N       X                        205,000
 The TJX Companies, Inc.    COMMON 872540109      55,125,000    2,500,000 N       X                      2,500,000
 Total S.A. ADR             COMMON 89151E109       6,577,461       71,100 N       X                         71,100
 Transatlantic Holdings, In COMMON 893521104      18,584,000      230,000 N       X                        230,000
 VeriSign, Inc.             COMMON 92343E102       5,705,000      350,000 N       X                        350,000
 Wal-Mart Stores, Inc.      COMMON 931142103      35,808,750      675,000 N       X                        675,000

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